Note 54 Deferred annual variable remuneration from previous years senior management (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Annual variable remuneration Deferred portion senior management [Line Items]
Deferred annual variable remuneration senior management in cash	€ 2,149	€ 855
Deferred annual variable remuneration senior management in shares	515,483	206,371
Senior management [Member] | 2021 [Member]
Annual variable remuneration Deferred portion senior management [Line Items]
Deferred annual variable remuneration senior management in cash	€ 473	€ 0
Deferred annual variable remuneration senior management in shares	124,602	0
Senior management [Member] | 2020 [Member]
Annual variable remuneration Deferred portion senior management [Line Items]
Deferred annual variable remuneration senior management in cash	€ 0	€ 0
Deferred annual variable remuneration senior management in shares	0	0
Senior management [Member] | 2019 [Member]
Annual variable remuneration Deferred portion senior management [Line Items]
Deferred annual variable remuneration senior management in cash	€ 1,355	€ 0
Deferred annual variable remuneration senior management in shares	320,172	0
Senior management [Member] | 2018 [Member]
Annual variable remuneration Deferred portion senior management [Line Items]
Deferred annual variable remuneration senior management in cash	€ 152	€ 697
Deferred annual variable remuneration senior management in shares	41,442	177,104
Senior management [Member] | 2017 [Member]
Annual variable remuneration Deferred portion senior management [Line Items]
Deferred annual variable remuneration senior management in cash	€ 168	€ 158
Deferred annual variable remuneration senior management in shares	29,267	29,267